Income tax (Tables)	12 Months Ended
Dec. 31, 2021
Income tax
Summary of composition of income tax benefits

	For the Year
	Ended
	December 31,
	2019	2020	2021
	RMB	RMB	RMB
Current income tax	8,788	365	3
Deferred income tax	(16,793)	(1,648)	(585)
Total	(8,005)	(1,283)	(582)

Summary of reconciliation of the differences between statutory income tax rate and effective income tax rate

	For the Year
	Ended
	December 31,
	2019	2020	2021
Statutory EIT rate	25.00%	25.00%	25.00%
Tax effect of preferential tax treatment	(8.81)%	(3.65)%	(3.00)%
Tax effect of permanent differences	(1.73)%	2.78%	5.87%
Changes in valuation allowance	(12.97)%	(23.72)%	(27.58)%
Effective income tax rate	1.49%	0.41%	0.29%

Schedule of Effect of Preferential Tax

	For the Year
	Ended
	December 31,
	2019	2020	2021
	RMB	RMB	RMB
Tax effect of preferential tax treatment	47,453	11,440	6,140
Basic and diluted loss per share effect	0.11	0.03	0.01

Schedule of deferred tax assets and liabilities

	As of December 31,
	2020	2021
	RMB	RMB
Deferred tax assets
Advances from customers	10,020	11,747
Accrued payroll and expenses	8,613	1,705
Allowances of credit losses	10,835	7,116
Allowances of impaired assets	1,804	1,988
Net operating loss carry-forwards	210,359	202,061
Advertising expenses in excess of deduction limit	4,519	2,827
Amortization of intangible assets	3,197	1,737
Total deferred tax assets	249,347	229,181
Less: Valuation allowance	(249,347)	(229,181)
Total deferred tax assets, net	—	—

	As of December 31,
	2020	2021
	RMB	RMB
Deferred tax liabilities
Intangible assets acquired from business combinations	5,146	4,549
Total deferred tax liabilities	5,146	4,549

Schedule of movement of valuation allowance

	For the Year Ended
	December 31,
	2019	2020	2021
	RMB	RMB	RMB
Balance at beginning of the year	45,618	115,143	249,347
Additions	80,468	153,830	69,282
Reversals	(10,943)	(19,626)	(89,448)
Balance at end of the year	115,143	249,347	229,181